Other Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income, Net
Government subsidy	$ 5,898	$ 5,061	$ 3,777
Investment income	2,073	1,930	1,465
Loss from disposal of property, plant and equipment	(967)	(1,215)
Others	105		103
Total other income, net	$ 7,109	$ 5,776	$ 5,345